Document And Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document Information [Line Items]
Entity Registrant Name	Just Energy Group Inc.
Entity Central Index Key	0001538789
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding (in shares)	149,595,952
Document Type	40-F/A
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Annual Report on Form 40-F/A ("Amendment No. 2") amends the Annual Report on Form 40-F filed with the Securities and Exchange Commission ("SEC" or the "Commission") on May 22, 2019, and Amendment No. 1 to the Annual Report on Form 40-F/A filed with the SEC on June 3, 2019 (collectively, the "Original Annual Report") of Just Energy Group Inc. (the "Registrant") for the year ended March 31, 2019, in order to (i) file amendments to (A) Management's Discussion and Analysis for the year ended March 31, 2019 (the "MDA"), and (B) Audited Consolidated Financial Statements for the year ended March 31, 2019; and (ii) amend and restate in its entirety the information set forth below under "A. Disclosure Controls and Procedures," "B. Management's Annual Report on Internal Control Over Financial Reporting" and "D. Changes in Internal Control Over Financial Reporting." Other than as discussed above and included herein, all information in the Original Annual Report is unchanged and is not reproduced in this Amendment No. 2. This Amendment No. 2 does not reflect events occurring after the filing of the Original Annual Report or modify or update the disclosure contained in the Original Annual Report in any way other than as discussed above and included herein. Accordingly, this Amendment No. 2 should be read in conjunction with the Original Annual Report. Capitalized terms used but not defined in this Amendment No. 2 shall have the meanings set forth in the Original Annual Report.